Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits (Detail)
$ in Millions
12 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	$ 1,689
Charge/(credit) for the year:
Underlying	1,226
Discounting	42
Net interest expense	(21)
Exchange variations	(54)
Released during the year	(157)
Remeasurement gains taken to retained earnings	20
Utilisation	(1,034)
At the end of the financial year	1,711
Employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	1,232
Charge/(credit) for the year:
Underlying	1,011
Exchange variations	(49)
Released during the year	(146)
Utilisation	(908)
At the end of the financial year	1,140
Restructuring [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	8
Charge/(credit) for the year:
Underlying	160
Exchange variations	1
Released during the year	(11)
Utilisation	(80)
At the end of the financial year	78
Post-retirement employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	449
Charge/(credit) for the year:
Underlying	55
Discounting	42
Net interest expense	(21)
Exchange variations	(6)
Remeasurement gains taken to retained earnings	20
Utilisation	(46)
At the end of the financial year	$ 493